Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related parties.
Schedule of related parties transactions

	Trade accounts receivable		Non-current assets		Trade payables		Dividends payable		Current and non-current liabilities
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Parent
Votorantim S.A. (i)	8	75	3	3	336	257	—	—	87,686	52,873

Related parties
Companhia Brasileira de Alumínio (ii)	1,843	3,847	—	399,725	5,246	9,064	—	2,423	13	5,614
Votorantim Cimentos S.A.	1,696	1,891	735	750	47	24	—	—	—	—
Other	228	576	—	320	1,414	680	655	—	2,225	1,956
Non-controlling interests (iii)	—	—	—	—		—	3,483	4,762	—	170,070

	3,775	6,389	738	400,798	7,043	10,025	4,138	7,185	89,924	230,513

Current	3,775	6,389		—	7,043	10,025	4,138	7,185	87,686	222,917
Non-current		—	738	400,798		—	—	—	2,238	7,596

	3,775	6,389	738	400,798	7,043	10,025	4,138	7,185	89,924	230,513

(i)

The compensation to VSA of an amount equivalent to the economic benefits derived from the Energy Assets was calculated based on the difference between a predetermined comparable market rate and the cost of producing the energy consumed by the Brazilian subsidiaries, resulting in an additional liability of US$24,928 for the period January to June 2017 (and US$ 52,873 in 2016). In addition, an accrual of US$ 62,733 was recorded, due to the right to retain the Energy Assets, as described in note 1 (vii), and the Energy Assets compensation related to December 2016 was paid, as described in note 1 (iii);

(ii)	CBA liquidated the amount related to the transaction mentioned in note 1 (i);

(iii)

The responsibility of the put option that had been granted by the Company to the minority shareholders amounting US$ 170,070 was transferred to VSA, as per note 1 (vi). After the IPO, the obligation expired as part of the termination of the shareholders’ agreement.

Schedule of financial results of related party transactions

	Sales			Purchases			Financial results
	2017	(Revised) 2016	(Revised) 2015	2017	(Revised) 2016	(Revised) 2015	2017	(Revised) 2016	(Revised) 2015

Related parties
Companhia Brasileira de Alumínio	2,125	70	23	42,434	31,162	3,924	1,012	3,582	—
Votoratim Metais S.A. (i)	—	—	—	—	51	29	—	3,583	5,702
Votener - Votorantim Comercializadora de Energia Ltda.	—	—	12,436	13,510	13,400	28,869	—	—	—
Votorantim Cimentos S.A.	138	45	73	365	273	338	—	—	—
Other	—	2,856	1,265	1,134	1,427	9,755	—	—	—

	2,263	2,971	13,797	57,443	46,313	42,915	1,012	7,165	5,702

(i)	Votorantim Metais S.A. was merged into CBA in July 2016.

Schedule of key management compensation
	2017	2016	2015
Short-term benefits to managers	6,668	7,310	4,945
Other long-term benefits to key management	1,162	1,686	836

	7,830	8,996	5,781